Subsequent events (Details)		1 Months Ended	12 Months Ended
	Mar. 12, 2026 CAD ($) $ / shares shares	Jan. 31, 2026 USD ($)	Dec. 31, 2025 CAD ($) shares Options	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) Options
Subsequent events
Cash proceeds from exercise of stock options			$ 4,480,370		$ 1,275,340
Number of options exercised | Options			2,434,000		887,000
Cash proceeds from exercise of warrants			$ 3,392,617		$ 139,250
Aggregate gross proceeds			16,884,659		23,011,788
Cash placement fees paid			892,783		$ 1,630,342
ATM Program
Subsequent events
Number of shares issued and sold | shares				949,700
Weighted average price | $ / shares				$ 2.92
Aggregate gross proceeds				$ 2,774,227
Cash placement fees paid				55,485
Aggregate net proceeds				$ 2,718,742
Major ordinary share transactions
Subsequent events
Cash proceeds from exercise of stock options			$ 1,939,770
Number of options exercised | shares			985,000
Cash proceeds from exercise of warrants			$ 829,360
Number of warrants exercised | shares			296,369
Major ordinary share transactions | ATM Program
Subsequent events
Number of shares issued and sold | shares	949,945
Weighted average price | $ / shares	$ 2.92
Aggregate gross proceeds	$ 2,775,746
Cash placement fees paid	55,515
Aggregate net proceeds	$ 2,720,230
Appointment of President and Chief Executive Officer
Subsequent events
Annual base salary		$ 350,000